S-K 1603(a)(9) Restrictions on Selling Securities	May 11, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

In addition, pursuant to such letter agreement, for the benefit of the underwriter, we, our initial shareholders and our officers and directors have agreed that we will not offer, sell, contract to sell, pledge, charge or grant any option to purchase or otherwise dispose of, directly or indirectly, without the prior written consent of the underwriter for a period of 180 days after the date of this prospectus, any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares or enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any units, ordinary shares, warrants or any securities convertible into, or exercisable, or exchangeable for, ordinary shares owned, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise; provided, however, that we may (1) issue and sell the private placement warrants; (2) issue and sell the additional units to cover our underwriter’s over-allotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement warrants and the Class A ordinary shares issuable upon exercise of the warrants and the founder shares; and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director is subject to the terms of the letter agreement, filed herewith, at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). The underwriter in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice.

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	90% of the founder shares will be subject to transfer restrictions pursuant to lock-up provisions in the letter agreement, which transfer restrictions shall remain in effect until the earlier of (x) six months after the date of the consummation of our initial business combination or (y) subsequent to our initial business combination (A) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, commencing at least 150 days after our initial business combination (B) or the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Iron Dome Acquisition I Parent LLC, Tom Y. Livne, Matthew J. Norden, and independent director nominees.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (i) to any officer, director, or employee of the Company, including to a family member or affiliate of such officer, director, or employee; (ii) by private sales or transfers, in each case, made in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iii) in the event of our liquidation prior to the completion of our initial business combination; (iv) by virtue of the laws of the State of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor; and (v) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination.
Private Placement Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Same as above
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days
SPAC Sponsor, Persons and Entities Subject to Restrictions	Same as above
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants

180 days

Same as above

The representatives in their sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs.